Quarterly Holdings Report
for
Fidelity Managed Retirement 2030 Fund℠
April 30, 2025
R97-NPRT3-0625
1.9895839.105
Bond Funds - 51.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	103,552	1,034,487
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	494,360	3,786,800
Fidelity Series Corporate Bond Fund (a)	311,629	2,888,800
Fidelity Series Emerging Markets Debt Fund (a)	32,829	258,368
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,398	67,990
Fidelity Series Floating Rate High Income Fund (a)	5,418	47,351
Fidelity Series Government Bond Index Fund (a)	516,350	4,760,751
Fidelity Series High Income Fund (a)	5,564	47,297
Fidelity Series International Credit Fund (a)	660	5,516
Fidelity Series International Developed Markets Bond Index Fund (a)	264,908	2,307,353
Fidelity Series Investment Grade Bond Fund (a)	445,162	4,482,780
Fidelity Series Investment Grade Securitized Fund (a)	312,878	2,803,388
Fidelity Series Long-Term Treasury Bond Index Fund (a)	359,232	1,954,223
Fidelity Series Real Estate Income Fund (a)	4,723	47,184
TOTAL BOND FUNDS (Cost $26,606,810)		24,492,288

Domestic Equity Funds - 23.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	146,119	2,539,557
Fidelity Series Commodity Strategy Fund (a)	1,165	103,865
Fidelity Series Large Cap Growth Index Fund (a)	70,343	1,637,577
Fidelity Series Large Cap Stock Fund (a)	67,879	1,519,131
Fidelity Series Large Cap Value Index Fund (a)	191,445	3,084,181
Fidelity Series Small Cap Core Fund (a)	65,696	690,462
Fidelity Series Small Cap Opportunities Fund (a)	23,684	312,629
Fidelity Series Value Discovery Fund (a)	72,041	1,104,392
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,037,037)		10,991,794

International Equity Funds - 23.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	44,138	740,187
Fidelity Series Emerging Markets Fund (a)	70,704	646,233
Fidelity Series Emerging Markets Opportunities Fund (a)	135,834	2,595,788
Fidelity Series International Growth Fund (a)	104,101	1,913,385
Fidelity Series International Index Fund (a)	53,867	717,514
Fidelity Series International Small Cap Fund (a)	36,434	644,145
Fidelity Series International Value Fund (a)	134,363	1,893,181
Fidelity Series Overseas Fund (a)	127,070	1,903,503
Fidelity Series Select International Small Cap Fund (a)	3,000	36,358
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,773,786)		11,090,294

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	6	62
Fidelity Series Treasury Bill Index Fund (a)	64,119	637,986
TOTAL SHORT-TERM FUNDS (Cost $638,047)		638,048

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $273,424)	4.41	273,425	273,425

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $46,329,104)	47,485,849
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,645)
NET ASSETS - 100.0%	47,469,204

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,707,009	1,072,972	1,786,718	42,382	(20,131)	61,355	1,034,487	103,552
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,278,604	1,627,065	1,073,082	100,915	(69,408)	23,621	3,786,800	494,360
Fidelity Series Blue Chip Growth Fund	2,363,070	1,620,166	1,183,409	221,271	(43,347)	(216,923)	2,539,557	146,119
Fidelity Series Canada Fund	628,070	325,904	255,800	21,413	(1,265)	43,278	740,187	44,138
Fidelity Series Commodity Strategy Fund	360,562	48,121	298,603	12,008	(86,742)	80,527	103,865	1,165
Fidelity Series Corporate Bond Fund	2,527,146	1,304,921	917,270	96,155	(33,464)	7,467	2,888,800	311,629
Fidelity Series Emerging Markets Debt Fund	225,732	100,245	65,125	10,768	(2,338)	(146)	258,368	32,829
Fidelity Series Emerging Markets Debt Local Currency Fund	68,684	24,882	26,450	3,316	(591)	1,465	67,990	7,398
Fidelity Series Emerging Markets Fund	726,862	332,000	401,207	21,470	(21,880)	10,458	646,233	70,704
Fidelity Series Emerging Markets Opportunities Fund	2,910,967	1,393,230	1,720,037	64,330	(78,139)	89,767	2,595,788	135,834
Fidelity Series Floating Rate High Income Fund	42,550	20,382	14,201	3,056	(116)	(1,264)	47,351	5,418
Fidelity Series Government Bond Index Fund	3,913,889	2,300,630	1,464,300	117,300	(21,486)	32,018	4,760,751	516,350
Fidelity Series Government Money Market Fund	2,499	301,962	31,036	524	-	-	273,425	273,425
Fidelity Series High Income Fund	230,893	61,561	248,692	6,923	(11,362)	14,897	47,297	5,564
Fidelity Series International Credit Fund	5,222	205	-	205	-	89	5,516	660
Fidelity Series International Developed Markets Bond Index Fund	1,688,723	1,292,799	665,361	59,271	(16,298)	7,490	2,307,353	264,908
Fidelity Series International Growth Fund	1,574,786	903,771	554,362	67,152	(6,720)	(4,090)	1,913,385	104,101
Fidelity Series International Index Fund	591,948	334,757	243,946	18,362	592	34,163	717,514	53,867
Fidelity Series International Small Cap Fund	644,827	286,362	270,064	62,489	(15,467)	(1,513)	644,145	36,434
Fidelity Series International Value Fund	1,564,631	865,359	691,451	73,583	12,208	142,434	1,893,181	134,363
Fidelity Series Investment Grade Bond Fund	3,817,987	2,067,051	1,397,675	138,394	(14,591)	10,008	4,482,780	445,162
Fidelity Series Investment Grade Securitized Fund	2,469,905	1,259,365	917,636	93,410	(20,752)	12,506	2,803,388	312,878
Fidelity Series Large Cap Growth Index Fund	1,516,923	841,633	738,375	7,245	(21,977)	39,373	1,637,577	70,343
Fidelity Series Large Cap Stock Fund	1,378,558	786,378	578,067	113,259	(14,867)	(52,871)	1,519,131	67,879
Fidelity Series Large Cap Value Index Fund	2,834,611	1,539,900	1,192,560	103,151	(27,563)	(70,207)	3,084,181	191,445
Fidelity Series Long-Term Treasury Bond Index Fund	1,832,201	892,069	698,612	51,316	(91,215)	19,780	1,954,223	359,232
Fidelity Series Overseas Fund	1,563,917	897,243	636,917	36,199	(922)	80,182	1,903,503	127,070
Fidelity Series Real Estate Income Fund	42,201	17,620	13,066	2,030	93	336	47,184	4,723
Fidelity Series Select International Small Cap Fund	-	36,737	1,712	-	3	1,330	36,358	3,000
Fidelity Series Short-Term Credit Fund	59	2	-	2	-	1	62	6
Fidelity Series Small Cap Core Fund	683,280	420,767	275,537	8,700	(16,925)	(121,123)	690,462	65,696
Fidelity Series Small Cap Opportunities Fund	426,138	164,834	198,266	35,020	(1,013)	(79,064)	312,629	23,684
Fidelity Series Treasury Bill Index Fund	5,871	716,156	84,057	1,262	16	-	637,986	64,119
Fidelity Series Value Discovery Fund	992,642	563,338	388,624	57,144	(13,078)	(49,886)	1,104,392	72,041
	42,620,967	24,420,387	19,032,218	1,650,025	(638,745)	115,458	47,485,849

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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